Results of Operations for Businesses Being Sold (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	$ 481,718	$ 468,542	$ 414,587	$ 364,364	$ 324,874	$ 258,977	$ 246,470	$ 232,274	$ 1,729,211	$ 1,062,595	$ 887,074
COSTS AND EXPENSES:
Direct operating expenses	290,137	285,804	261,269	247,980	227,347	174,878	173,219	170,997	1,085,190	746,441	609,807
Depreciation and amortization expense									166,946	133,898	145,491
General and administrative expenses									223,299	186,188	160,220
Asset retirements and impairments									0	0	96,768
Operating income (loss)									253,776	(3,932)	(125,212)
Interest expense, net of amounts capitalized									40,849	41,240	39,241
Other (income) expense, net									8,977	2,807	624
Income (loss) from continuing operations before tax									175,453	(42,365)	(164,301)
Income tax (expense) benefit									(64,117)	17,961	61,532
Net income (loss)	$ 39,569	$ 43,438	$ 36,360	$ (18,712)	$ 76,209	$ 6,003	$ (2,856)	$ (9,007)	$ 100,655	$ 70,349	$ (156,676)